Prospectus Supplement

John Hancock Investment Trust

John Hancock Disciplined Value International Fund (the fund)

Supplement dated March 30, 2023 to the current Prospectus, as may be supplemented (the Prospectus)

At a meeting held on March 28–30, 2023, the fund’s Board of Trustees approved a management fee reduction. As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section are amended and restated as follows to reflect the fund’s management fee schedule effective April 1, 2023:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R2	R4	R6
Management fee[1]	0.70	0.70	0.70	0.70	0.70	0.70
Distribution and service (Rule 12b-1) fees	0.25	1.00	0.00	0.25	0.25	0.00
Other expenses
Service plan fee	0.00	0.00	0.00	0.25[2]	0.10	0.00
Additional other expenses	0.18	0.18	0.18	0.08	0.08	0.08
Total other expenses	0.18	0.18	0.18	0.33	0.18	0.08
Acquired fund fees and expenses[3]	0.01	0.01	0.01	0.01	0.01	0.01
Total annual fund operating expenses[4]	1.14	1.89	0.89	1.29	1.14	0.79
Contractual expense reimbursement[5]	–0.01	–0.01	–0.01	–0.01	–0.11[6]	–0.01
Total annual fund operating expenses after expense reimbursements	1.13	1.88	0.88	1.28	1.03	0.78

1	“Management fee” has been restated to reflect the contractual management fee schedule effective April 1, 2023.

2	“Service plan fee” has been restated to reflect maximum allowable fees.

3	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.

4	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”

5	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

6	The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on February 28, 2024 unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses($)	A	C		I	R2	R4	R6
		Sold	Not Sold
1 year	609	291	191	90	130	105	80
3 years	843	593	593	283	408	351	251
5 years	1,095	1,020	1,020	492	707	617	438
10 years	1,816	2,015	2,015	1,095	1,556	1,376	977

Additionally, effective April 1, 2023, the table related to the fund’s management fee schedule and the paragraph preceding the table in the “Fund details” section, under the heading “Who’s who — Management fee,” are amended and restated as follows:

Management fee

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund. The fee schedule that follows became effective April 1, 2023.

Average daily net assets ($)	Annual rate (%)
First 500 million	0.750
Next 500 million	0.720
Next 1 billion	0.690
Next 1 billion	0.670
Next 2 billion	0.660
Excess over 5 billion	0.650

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Prospectus Supplement

John Hancock Investment Trust

John Hancock Disciplined Value International Fund (the fund)

Supplement dated March 30, 2023 to the current Prospectus, as may be supplemented (the Prospectus)

At a meeting held on March 28–30, 2023, the fund’s Board of Trustees approved a management fee reduction. As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section are amended and restated as follows to reflect the fund’s management fee schedule effective April 1, 2023:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R5
Management fee[1]	0.70
Other expenses
Service plan fee	0.05
Additional other expenses[2]	0.08
Total other expenses	0.13
Acquired fund fees and expenses[3]	0.01
Total annual fund operating expenses[4]	0.84
Contractual expense reimbursement[5]	–0.01
Total annual fund operating expenses after expense reimbursements	0.83

1	“Management fee” has been restated to reflect the contractual management fee schedule effective April 1, 2023.

2	“Other expenses,” such as expected transfer agency expenses, have been estimated for the first year of operations of the fund’s Class R5 shares.

3	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.

4	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”

5	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses($)	R5
1 year	85
3 years	267
5 years	465
10 years	1,036

Additionally, effective April 1, 2023, the table related to the fund’s management fee schedule and the paragraph preceding the table in the “Fund details” section, under the heading “Who’s who — Management fee,” are amended and restated as follows:

Management fee

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund. The fee schedule that follows became effective April 1, 2023

Average daily net assets ($)	Annual rate (%)
First 500 million	0.750
Next 500 million	0.720
Next 1 billion	0.690
Next 1 billion	0.670
Next 2 billion	0.660
Excess over 5 billion	0.650

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Prospectus Supplement

John Hancock Investment Trust

John Hancock Disciplined Value International Fund (the fund)

Supplement dated March 30, 2023 to the current Prospectus, as may be supplemented (the Prospectus)

At a meeting held on March 28–30, 2023, the fund’s Board of Trustees approved a management fee reduction. As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for the fund are amended and restated as follows to reflect the fund’s management fee schedule effective April 1, 2023:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.70
Other expenses	0.07
Acquired fund fees and expenses[2]	0.01
Total annual fund operating expenses[3]	0.78
Contractual expense reimbursement[4]	–0.01
Total annual fund operating expenses after expense reimbursements	0.77

1	“Management fee” has been restated to reflect the contractual management fee schedule effective April 1, 2023.

2	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.

3	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”

4	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses($)	NAV
1 year	79
3 years	248
5 years	432
10 years	965

Additionally, effective April 1, 2023, the table related to the fund’s management fee schedule and the paragraph preceding the table in the “Fund details” section, under the heading “Who’s who — Management fee for Disciplined Value International Fund,” are amended and restated as follows:

Management fee for Disciplined Value International Fund

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund. The fee schedule that follows became effective April 1, 2023.

Average daily net assets ($)	Annual rate (%)
First 500 million	0.750
Next 500 million	0.720
Next 1 billion	0.690
Next 1 billion	0.670
Next 2 billion	0.660
Excess over 5 billion	0.650

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.